Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 148,950	$ 60,990	$ 11,910	$ 2,270	$ 224,120
Kisladag [Member]
Total		27,720	8,770		36,490
Efemcukuru [Member]
Total		16,610	2,180		18,790
Ankara Office [Member]
Total	90,490		$ 960		91,450
Lamaque Complex [Member]
Total	58,270				58,270
Perama Hill [Member]
Total		20			20
Kassandra Mines [Member]
Total	180	$ 16,640		$ 2,270	19,090
Skouries [Member]
Total	$ 10				$ 10